Right of use assets	12 Months Ended
Sep. 30, 2020
Presentation of leases for lessee [abstract]
Right-of-use-assets
Right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2019	—	—	—	—
Adoption of IFRS 16 (Note 3)	1,070,987	230,707	40,357	1,342,051
As at October 1, 2019	1,070,987	230,707	40,357	1,342,051
Additions	59,556	56,976	2,390	118,922
Additions - business acquisitions (Note 27a)	11,859	—	—	11,859
Change in estimates and lease modifications	(6,460)	—	—	(6,460)
Disposals/retirements	(56,986)	(61,941)	(3,110)	(122,037)
Foreign currency translation adjustment	45,302	8,234	1,328	54,864
As at September 30, 2020	1,124,258	233,976	40,965	1,399,199
Accumulated depreciation
As at September 30, 2019	—	—	—	—
Adoption of IFRS 16 (Note 3)	546,537	69,381	24,787	640,705
As at October 1, 2019	546,537	69,381	24,787	640,705
Depreciation expense (Note 24)	127,931	33,140	7,168	168,239
Impairment (Note 24)	8,361	—	—	8,361
Disposals/retirements	(56,986)	(52,467)	(3,110)	(112,563)
Foreign currency translation adjustment	24,028	2,803	761	27,592
As at September 30, 2020	649,871	52,857	29,606	732,334
Net carrying amount as at September 30, 2020	474,387	181,119	11,359	666,865